Notes Payable - Related Party	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Notes Payable - Related Party [Abstract]
NOTES PAYABLE - RELATED PARTY

2. NOTES PAYABLE – RELATED PARTY

During the three months ended March 31, 2014, the Company borrowed $150,000 under a short term note agreement with a related party. Under the terms of this agreement, this note is due to be repaid within 6 months of funding and is non-interest bearing.  If the Company defaults on this agreement, the note shall bear interest at a rate of 18 percent per annum for the entire term of the note. As of June 30, 2014, $150,000 is due under this agreement.

During the three months ended June 30, 2014, the Company received advances totaling $251,500 and repaid advances totaling $34,500 with two related parties.

6.           NOTES PAYABLE

During 2013, the Company repaid an aggregate of $1,725,000 to the third party creditors. In addition, an aggregate of $230,000 of debt was converted into 46,000 common shares.  As the debt was not originally convertible, the issuance of the shares to settle the debt was determined to be debt extinguishment. The fair value of the common shares was determined to be $282,900 and therefore a loss on debt extinguishment was recognized of $52,900.

During 2013, the maturity date on an aggregate of $1,400,000 of outstanding debt was extended an additional 3 or 4 months. In connection with the extensions, the Company issued 286,000 common shares. The Company evaluated the modifications under ASC 470-50 determined that the modifications were substantial and the revised terms constituted debt extinguishments. The fair value of the common shares was determined to be $1,758,900, and accounted for as a loss on the extinguishment of debt. These notes were converted into the convertible notes see Note 5 and then converted into equity.

During 2013, the aggregate amortization of other debt discounts totaled $45,421. These discounts were originally recorded during 2012, 2011 and 2010. As of December 31, 2013, there is no unamortized debt discount remaining.

During 2012, the Company borrowed $2,300,000 at interest rates ranging from 5% - 45% per annum. In connection with these borrowings, the Company issued 65,500 warrants and 198,000 common shares. The warrants are exercisable at prices ranging from $0.01 - $2.40, vested immediately and have a term of 5 years. The relative value calculated on the warrants issued was $310,732 and has been recorded as a note discount. The warrants were fully amortized during the year.  In addition, the Company issued 198,000 common shares with a relative value of $515,802. The relative value was recorded as a discount on the notes and amortized over the life of the notes. The amortization of debt discount related to the common shares for 2012 is $470,433, leaving an unamortized discount of $45,369.

During 2012, a total of $270,000 in notes were converted into a total of 31,500 common shares and 25,000 warrants. The Company recognized a loss on debt extinguishment of $19,975 in conjunction with these conversions.

Debt Extensions -

At December 31, 2012, the maturity date on an aggregate of $3,325,000 of outstanding debt was extended an additional 3 to 6 months. In connection with the extensions, the Company issued 363,500 common shares and 100,000 warrants. The warrants are exercisable at $12.00, vest immediately and have a term of 5 years. The Company evaluated the modifications under FASB ASC 470-50 determined that the modifications were substantial and the revised terms constituted debt extinguishments. The fair value of the common shares was determined to be $2,235,525 and the fair value of the warrants was determined to be $155,006 resulting in a total loss on the extinguishment of debt due to debt extensions of $2,390,531.

The fair values of the warrants were calculated using the Black-Scholes option-pricing model with the following assumptions:

Assumption	2012
Expected Volatility	98%-111%
Expected term (years)	2-4
Risk-free interest rate	0.74%-2.01%